COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 05, 2018	Jun. 30, 2021	Jun. 30, 2020
Government and Other Grants [Line Items]
Contingent fees		$ 0	$ 500
Amount incurred milestone payments		0	$ 52
Collaboration Agreement With U.S. Antibody Company [Member]
Government and Other Grants [Line Items]
Amount incurred milestone payments		$ 150
May 2012 Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Agreement, start date		May 09, 2012
Agreement termination description		In 2014, the May 2012 Agreement was terminated, except with respect to certain payments arising from the Bayer Agreement which survive termination until August 5, 2025.
Commercial License Agreement [Member]
Government and Other Grants [Line Items]
Percentage of royalties on net sales	1.00%
Minimum [Member] | May 2012 Agreement With Advisor [Member]
Government and Other Grants [Line Items]
Participation Rights		4.00%
Government and Other Grants [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received		100.00%
Contingent royalty obligations		$ 9,540
Government and Other Grants [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		3.00%
Government and Other Grants [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues		5.00%
Office leases [Member] | Israel [Member]
Government and Other Grants [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security		$ 672